Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Inventory
	December 31
	2024	2023
	NIS in thousands
Finished goods	62,706	60,468
Goods in process and dried inflorescence	57,599	45,001
Total inventory	120,305	105,469